Investment Securities - Interest Income from Taxable and Non-Taxable Investment Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Taxable	$ 5,101	$ 4,808	$ 4,171
Non-taxable	297	303	314
Total interest income from investment securities	$ 5,398	$ 5,111	$ 4,485